                        Supplement dated August 16, 1999
             to the current Prospectuses for the Funds listed below

Effective August 16, 1999, the names of each Fund listed below will change as noted. Corresponding changes will also be made to the names of each Fund's classes.

---------------------------------------------------------------------------------------------------------------------------
Former Name                                                 New Name
---------------------------------------------------------------------------------------------------------------------------
Diversified Value Fund                                      Delaware Diversified Value Fund
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Retirement Income Fund                                      Delaware Retirement Income Fund
---------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Fund                                          Delaware Mid-Cap Value Fund
---------------------------------------------------------------------------------------------------------------------------
Small Cap Contrarian Fund                                   Delaware Small Cap Contrarian Fund
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International Small Cap Fund                                Delaware International Small Cap Fund
---------------------------------------------------------------------------------------------------------------------------
Global Opportunities Fund                                   Delaware Global Opportunities Fund
---------------------------------------------------------------------------------------------------------------------------
New Europe Fund                                             Delaware New Europe Fund
---------------------------------------------------------------------------------------------------------------------------
Latin America Fund                                          Delaware Latin America Fund
---------------------------------------------------------------------------------------------------------------------------